Segment Reporting	12 Months Ended
Dec. 31, 2020
Landsea Homes [Member]
Entity Listings [Line Items]
Segment Reporting

13.	Segment Reporting

The Company is engaged in the development, design, construction, marketing and sale of single-family attached and detached homes in multiple states across the country. The Company is managed by geographic location and each of the three geographic regions targets a wide range of buyer profiles including: first time, move-up, and luxury homebuyers. The Company provides homebuyers with the ability to personalize their homes through certain option and upgrade selections.

The management of the three geographic regions reports to the Company’s chief operating decision makers (“CODMs”), the Chief Executive Officer and Chief Operating Officer of the Company. The CODMs review the results of operations, including total revenue and pretax (loss) income to assess profitability and to allocate resources. Accordingly, the Company has presented operations as the following three reportable segments:

•	Arizona
•	California
•	Metro New York

The Company has also identified the Corporate operations as a non-operating segment, as it serves to support the homebuilding operations through functional departments such as executive, finance, treasury, human resources, accounting and legal. The majority of the corporate personnel and resources are primarily dedicated to activities relating to the operations and are allocated accordingly.

The following table summarizes total revenue and pretax (loss) income by segment:

	Year Ended December 31,
	2020	2019	2018
	(dollars in thousands)
Revenue
Arizona	$320,691	$40,024	$—
California	413,917	590,964	378,617
Metro New York (1)	—	—	—
Total	$734,608	$630,988	$378,617

Pretax (loss) income
Arizona	$9,325	$(3,927)	$(547)
California	10,131	53,019	38,840
Metro New York (1)	(19,764)	(13,225)	8,631
Corporate	(11,857)	(7,317)	(5,605)
Total	$(12,165)	$28,550	$41,319
(1)	The Metro New York reportable segment does not currently have any active selling communities. Included in pretax (loss) income is $16.4 million loss, $7.9 million loss, and $13.0 million income from unconsolidated joint ventures for the years ended December 31, 2020, 2019 and 2018, respectively.

The following table summarizes total assets by segment:

	December 31,
	2020	2019
	(dollars in thousands)
Assets
Arizona	$268,141	$100,086
California	409,705	542,774
Metro New York	120,168	153,123
Corporate	97,750	43,234
Total	$895,764	$839,217

As of December 31, 2020 and 2019, goodwill of $20.7 million and $5.3 million, respectively, was allocated to the Arizona segment and no other segment had goodwill.